Cash Equivalents and Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Estimated Fair Value of Cash Equivalents and Marketable Securities and the Gross Unrealized Gains and Losses
The following tables summarize the estimated fair value of the Company’s cash equivalents and marketable securities and the gross unrealized gains and losses (in thousands):

	September 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$55,451	$—	$—	$55,451
Commercial paper	16,911	3	—	16,914

Total cash equivalents	$72,362	$3	$—	$72,365

Marketable securities:
Commercial paper	$90,272	$—	$(93)	$90,179
Corporate bonds	22,849	1	(22)	22,828
U.S. government securities	—	—	—	—

Total marketable securities	$113,121	$1	$(115)	$113,007

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	7,021	1	(2)	7,020
U.S. government securities	3,736	—	(1)	3,735

Total cash equivalents	$26,007	$1	$(3)	$26,005

Marketable securities:
Commercial paper	$16,644	$2	$(25)	$16,621
Corporate bonds	3,738	—	(6)	3,732
U.S. government securities	495	—	—	495

Total marketable securities	$20,877	$2	$(31)	$20,848

The following tables summarize the estimated fair value of the Company’s cash equivalents and marketable securities and the gross unrealized gains and losses (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	7,021	1	(2)	7,020
U.S. government securities	3,736	—	(1)	3,735

Total cash equivalents	26,007	1	(3)	26,005

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Marketable securities:
Commercial paper	16,644	2	(25)	16,621
Corporate bonds	3,738	—	(6)	3,732
U.S. government securities	495	—	—	495

Total marketable securities	$20,877	$2	$(31)	$20,848

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash equivalents:
Money market funds	$8,888	$—	$—	$8,888

Total cash equivalents	8,888	—	—	8,888

Marketable securities:
Commercial paper	65,443	3	(34)	65,412
Corporate bonds	12,581	—	(7)	12,574

Total marketable securities	$78,024	$3	$(41)	$77,986

Available-for-Sale Securities in an Unrealized Loss Position
The following table summarizes the
available-for-sale
securities in an unrealized loss position for which an allowance for credit losses has not been recorded as of September 30, 2023 and December 31, 2022, aggregated by major security type and length of time in a continuous unrealized loss position:

	September 30, 2023
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$78,820	$(93)	$—	$—	$78,820	$(93)
U.S. government securities	—	—	—	—	—	$—
Corporate bonds	18,373	(22)	—	—	18,373	(22)

Total marketable securities	$97,193	$(115)	$—	$—	$97,193	$(115)

	December 31, 2022
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$17,699	$(27)	$—	$—	$17,699	$(27)
U.S. government securities	3,735	(1)	—	—	3,735	$(1)
Corporate bonds	3,732	(6)	—	—	3,732	(6)

Total marketable securities	$25,166	$(34)	$—	$—	$25,166	$(34)

The following table summarizes the
available-for-sale
securities in an unrealized loss position for which an allowance for credit losses has not been recorded as of December 31, 2022 and 2021, aggregated by major security type and length of time in a continuous unrealized loss position:

	December 31, 2022
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$17,699	$(27)	$—	$—	$17,699	$(27)
U.S. government securities	3,735	(1)	—	—	3,735	(1)
Corporate bonds	3,732	(6)	—	—	3,732	(6)

Total marketable securities	$25,166	$(34)	$—	$—	$25,166	$(34)

	December 31, 2021
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Commercial paper	$47,425	$(34)	$—	$—	$47,425	$(34)
Corporate bonds	12,573	(7)	—	—	12,573	(7)

Total marketable securities	$59,998	$(41)	$—	$—	$59,998	$(41)

Contractual Maturities of Marketable Securities at Estimated Fair Value
The following table summarizes the contractual maturities of the Company’s marketable securities at estimated fair value (in thousands):

	September 30, 2023	December 31, 2022
Due in one year or less	$102,518	$20,848
Due thereafter	10,489	—

Total marketable securities	$113,007	$20,848

The following table summarizes the contractual maturities of the Company’s marketable securities at estimated fair value (in thousands):

	December 31,
	2022	2021
Due in one year or less	$20,848	$77,986
Due in 1 – 2 years	—	—

Total marketable securities	$20,848	$77,986